Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 1,346	$ 1,025	$ 3,537	$ 3,128
Acquisitions	4	33	19	377
Total Capital Expenditures	1,350	1,058	3,556	3,505
Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	1,142	884	3,050	2,565
Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	197	126	465	534
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Acquisitions	1	32	7	35
Oil Sands | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	681	590	1,941	1,764
Conventional
Disclosure Of Reportable Segments [Line Items]
Acquisitions	3	1	12	5
Conventional | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	106	100	300	323
Offshore | Asia Pacific | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	14	3	44	4
Offshore | Atlantic Region | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	341	191	765	474
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Capital Investment	7	15	22	29
Canadian Refining | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	44	38	145	99
U.S Refining
Disclosure Of Reportable Segments [Line Items]
Acquisitions	0	0	0	337
U.S Refining | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 153	$ 88	$ 320	$ 435